Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning balance	566,045	566,045	843,648
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 14.80	$ 16.43	$ 16.41
Weighted Average Life (Years), Outstanding, Beginning balance	4 years 7 months 6 days		7 years 6 months 18 days
Aggregate Intrinsic Value, Outstanding, Beginning balance			$ 4,373,120
Number of Options, Granted	(0)	(0)	54,909
Weighted Average Exercise Price, Granted			$ 19.70
Weighted Average Life (Years), Granted			10 years
Number of Options, Forfeited			(332,512)
Weighted Average Exercise Price, Forfeited
Number of Options, Exercised	(0)	(0)	(0)
Weighted Average Exercise Price, Exercised
Weighted Average Life (Years), Outstanding. Ending balance	4 years 10 months 24 days	4 years 7 months 6 days	6 years 6 months 21 days
Number of Options, Forfeited			332,512
Number of Options Outstanding, Ending balance	480,703	566,045	566,045
Weighted Average Exercise Price, Outstanding, Ending balance	$ 14.55	$ 14.80	$ 16.43
Aggregate Intrinsic Value, Outstanding, Ending balance
Number of Options, Forfeited/Expired	(85,342)
Weighted Average Exercise Price, Forfeited/Expired	$ 16.19